UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   February 10, 2006

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  96657

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     3997   147485 SH       Sole                   147485
Anheuser Busch                 COM              035229103     2760    64245 SH       Sole                    64245
Applied Materials              COM              038222105      262    14590 SH       Sole                    14590
Automatic Data Processing      COM              053015103     3126    68115 SH       Sole                    68115
Berkshire Hathaway Cl B        COM              084670207     3913     1333 SH       Sole                     1333
Cisco Systems                  COM              17275R102     2791   163040 SH       Sole                   163040
Citigroup                      COM              172967101     4055    83549 SH       Sole                    83549
Colgate Palmolive              COM              194162103     3220    58710 SH       Sole                    58710
ConocoPhillips                 COM              20825C104     2936    50465 SH       Sole                    50465
Coventry Healthcare            COM              222862104     3093    54307 SH       Sole                    54307
Danaher                        COM              235851102     2916    52275 SH       Sole                    52275
Digene                         COM              253752109      491    16830 SH       Sole                    16830
EOG Resources                  COM              26875P101     3051    41585 SH       Sole                    41585
Equity Office Prop Tr          COM              294741103      215     7100 SH       Sole                     7100
Estee Lauder                   COM              518439104     2546    76040 SH       Sole                    76040
Exxon Mobil                    COM              30231G102      328     5838 SH       Sole                     5838
First Data                     COM              319963104     3249    75547 SH       Sole                    75547
Home Depot                     COM              437076102     2927    72317 SH       Sole                    72317
Intel                          COM              458140100     2430    97340 SH       Sole                    97340
Johnson & Johnson              COM              478160104     3619    60211 SH       Sole                    60211
MedImmune                      COM              584699102     2773    79185 SH       Sole                    79185
Medtronic                      COM              585055106     3327    57788 SH       Sole                    57788
Microsoft                      COM              594918104     4291   164085 SH       Sole                   164085
Pepsico                        COM              713448108     3590    60769 SH       Sole                    60769
Progressive                    COM              743315103     3123    26744 SH       Sole                    26744
Sanofi-Aventis                 COM              80105N105     3442    78405 SH       Sole                    78405
Sherwin-Williams               COM              824348106     2940    64730 SH       Sole                    64730
Standard&Poors                 COM              78462F103      593     4763 SH       Sole                     4763
Suncor Energy                  COM              867229106     3895    61701 SH       Sole                    61701
United Parcel Service          COM              911312106     3096    41195 SH       Sole                    41195
United Technologies            COM              913017109     4107    73452 SH       Sole                    73452
UnitedHealth Group             COM              91324p102      234     3770 SH       Sole                     3770
Univision                      COM              914906102     2654    90295 SH       Sole                    90295
Vodafone Group                 COM              92857W100     1885    87819 SH       Sole                    87819
Wells Fargo                    COM              949746101     3340    53160 SH       Sole                    53160
deCODE Genetics                COM              243586104     1441   174471 SH       Sole                   174471